Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt
Schedule of long-term debt

	September 30,	December 31,
(in thousands)	2012	2011
PIK toggle notes	$—	$405,000
2012 notes	425,000	—
Floating rate notes	230,000	230,000
Unamortized bond premium	—	3,433
Senior secured credit facility	31,300	14,500
Capital lease obligations	16,807	18,164
	703,107	671,097
Less: Current portion of long-term debt	(6,425)	(5,627)
Total long-term debt	$696,682	$665,470

(in thousands)	December 31, 2011	December 31, 2010
PIK toggle notes	$405,000	$230,000
Floating rate notes	230,000	230,000
Unamortized bond premium	3,433	—
Senior secured credit facility	14,500	52,900
Capital lease obligations	18,164	12,145

	671,097	525,045
Less: Current portion of long-term debt	(5,627)	(3,764)

Total long-term debt	$665,470	$521,281

Schedule of redemption prices of PIK Toggle Notes

Year	Percentage
2011	104.250%
2012	102.125%
2013 and thereafter	100.000%

Schedule of maturities of long-term debt

(in thousands)
2012	$5,627
2013	5,323
2014	17,235
2015	636,445
2016	1,017
Thereafter	2,017

Total payments	667,664
Unamortized bond premium	3,433

$671,097